EQUITY - Schedule Of Common Equity (Details) - USD ($) $ in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018
Disclosure of classes of share capital [line items]
Equity	$ 103,129	$ 98,564	$ 97,150	$ 79,170	$ 81,315
Common shares | Common shares
Disclosure of classes of share capital [line items]
Equity	4,482	4,468	4,457	4,452	4,443
Common shares | Contributed surplus
Disclosure of classes of share capital [line items]
Equity	279	278	271	257	246
Common shares | Retained earnings
Disclosure of classes of share capital [line items]
Equity	14,870	14,615	14,244	12,774	12,320
Common shares | Ownership changes
Disclosure of classes of share capital [line items]
Equity	1,113	935	645	1,567	1,470
Common shares | Accumulated other comprehensive income
Disclosure of classes of share capital [line items]
Equity	5,915		6,030
Common shares | Common equity
Disclosure of classes of share capital [line items]
Equity	$ 26,659	$ 26,394	$ 25,647	$ 24,381	$ 24,456